Significant accounting policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jul. 03, 2012
Restricted cash
Amount deposited with Escrow Agent		$ 4,900
Amount deposited with Escrow Agent as a percentage of launch service price		5.00%
Restricted cash	$ 4,900